Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Operating Leases

A summary of LakeShore Group’s operating leases as of March 31, 2025 and 2024 is as follows:

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Operating lease ROU assets	7,275,367	847,331	$118,042
Operating lease liabilities - current	5,156,540	457,012	$63,667
Operating lease liabilities - non-current	1,783,593	-	$-

Weighted average remaining lease term	1.5	0.8	0.8
Weighted average discount rate	4.8%	7%	7%

Schedule of Lease Cost and Supplemental Cash Flow Information Related to Operating Leases

A summary of lease cost recognized in LakeShore Group’s CFS and supplemental cash flow information related to operating leases is as follows:

	Years Ended March 31,
	2023	2024	2025	2025
	(RMB)	(RMB)	(RMB)	(US$)
Operating lease cost	5,002,684	5,252,026	3,306,826	$460,676

Cash paid for operating leases	3,349,856	5,272,746	2,895,125	$403,322

Schedule of Maturity of Operating Lease Liabilities

A summary of maturity of operating lease liabilities under the LakeShore Group’s non-cancelable operating leases as of March 31, 2025 is as follows:

Year Ended March 31,	(RMB)	(US$)
2026	470,319	$65,521
2027	-	-
Total lease payments	470,319	65,521
Less: Interest	(13,307)	(1,854)
Present value of operating lease liabilities	457,012	$63,667